CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash, cash equivalents and balances with banks

	R$ thousands
	On December 31, 2025	On December 31, 2024
Cash and due from banks in domestic currency	12,518,263	17,384,505
Cash and due from banks in foreign currency	2,833,485	2,143,785
Reverse repurchase agreements (1) (a)	167,865,086	171,195,511
Discretionary deposits at the Central Bank	10,300,000	17,300,000
Cash and cash equivalents	193,516,834	208,023,801
Compulsory deposits with the Central Bank (2)	111,379,449	109,786,380
Cash, cash equivalents and balances with banks (b)	304,896,283	317,810,181
Cash and balances with banks (b) - (a)	137,031,197	146,614,670
(1)	Refers to operations whose maturity on the effective investment date is equal to or less than 90 days and present an insignificant risk of change. In the Consolidated Statements of Financial Position these are presented as ‘loans and advances to financial institutions’ – refer to note 10; and
(2)	Compulsory deposits with the Central Bank of Brazil (Bacen) refers to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.